Inventories - Additional Information (Detail) - CLP ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes Of Inventories [Abstract]
Inventories pledged as security for liabilities	$ 0	$ 0	$ 0
Raw materials and consumables recognized as fuel expenses	280,739,362,000	$ 295,148,838,000	$ 327,502,996,000
Inventories written down due to obsolescence	$ 0